Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current		$ 1,128,407	$ 1,033,221
Current		216,410	175,123
Total Borrowings		1,344,817	1,208,344	$ 1,126,658
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Non-current	[1]	509,086	472,226
Current	[1]	155,251	103,056
Total Borrowings	[2]	664,300	575,300
Notes
Disclosure of detailed information about borrowings [line items]
Non-current	[3]	619,321	560,995
Current	[3]	$ 61,159	$ 72,067

[1]	As of December 31, 2020 significant bank and financial borrowings include the following:
[2]	A - Secured/guaranteedB - Secured/unguaranteedC - Unsecured/guaranteedD - Unsecured/unguaranteedARS - Argentine PesosR$ - Brazilian Reales
[3]	Notes include the following: